OPERATING LEASES - Summary of Total Operating Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operaing leases	$ 964	$ 1,581
Right-of-use assets obtained in exchange of new lease obligations:
Operating leases	$ 132	$ 4,734
Weighted average remaining lease term
Operating leases	3 years 2 months 12 days	4 years
Weighted average discount rate
Operating leases	4.58%	4.45%